Financing receivables, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Financing Receivables

9.    Financing receivables, net

Financing receivables consist of the following:

	December 31,
	2018	2019
	RMB	RMB

Financing receivables, gross
Micro-credit personal loans	734,108	194,517
Corporate loans	274,857	226,977
Total	1,008,965	421,494

Less: allowance for financing receivables	(15,829)	(186,770)

Financing receivables, net	993,136	234,724

Current portion	768,343	105,344
Non-current portion	224,793	129,380

As of December 31, 2018, micro-credit personal loans amounting to RMB371,031 was guaranteed by a third party corporation. The co-operation with this third party corporation was ceased in 2019 and as of December 31, 2019 the personal loans were not guaranteed.

9.  Financing receivables, net (continued)

The following table presents the aging of gross financing receivables as of December 31, 2018 and 2019.

	1-90 days	91-180 days	181-360 days	over 1 year	Total		Total financing
	past due	past due	past due	past due	past due	Current	receivables

December 31, 2018
Micro-credit personal loans	13,074	6,590	1,411	—	21,075	713,033	734,108
Corporate loans	—	—	—	—	—	274,857	274,857
	13,074	6,590	1,411	—	21,075	987,890	1,008,965

December 31, 2019
Micro-credit personal loans	29,109	26,192	36,999	20,183	112,483	82,034	194,517
Corporate loans	—	—	195,143	—	195,143	31,834	226,977
	29,109	26,192	232,142	20,183	307,626	113,868	421,494

The non-accrual financing receivables related to personal loans as of December 31, 2018 and 2019 amounted to RMB8,001 and RMB83,374, respectively, as they were past due for over 90 days. As a result, an impairment charge of RMB104 million was recognized in general and administrative expenses for the year ended December 31, 2019 due to the increasing receivables of past due.

A majority of the Group's corporate loan business was in the form of sale-and-leaseback arrangements, under which the Group purchases equipment from third party companies and lease back the equipment to the sellers. In 2019, one lessee was unable to repay the principal amount of around RMB15 million due in January and was default. Total financial receivable due from the lessee is RMB195 million. The Group has brought certain lawsuits against this lessee to the court, claiming the lessee to repay all the outstanding amount. Upon the date of the issuance of the consolidated financial statements, the court has passed the first instance judgement on all of these lawsuits, which supported the Group's claim and ordered the lessee to repay all the outstanding amounts due to the Group. Furthermore, the Group pledged or preserved additional assets of the lessee or its related entity as collateral. Based on the Group’s assessment on the lessess’ finance condition and the recoverable amount from the collateral, the financial receivable cannot be fully recovered. As a result, an impairment charge of RMB67 million was recognized in general and administrative expenses for the year ended December 31, 2019, against the carrying value of the financing receivables.

The financing receivable was placed on non-accrual status. The Group has decided not to further develop corporate loan business so as to avoid further potential risk arising from such business.

Movement of allowance for financing receivables is as follows:

	For the year ended December 31,
	2018	2019
	RMB	RMB

Balance at the beginning of the year	—	(15,829)
Charge for the year	(15,829)	(170,941)

Balance at the end of the year	(15,829)	(186,770)